Inventory - Seeds (Tables)	9 Months Ended
Dec. 31, 2013
Inventory - Seeds [Abstract]
Schedule of Inventory - Seeds
Inventory - seeds consisted of the following:

	December 31, 2013	March 31, 2013

Seeds (*)	$1,807,000	$-

	$1,807,000	$-

* The company acquired certain seeds in the amount of $1,807,000 in aggregate which was used for preparation of the fall planting for this spring harvest which will start from the second half of February, 2014 and last through April, 2014, $1,042,000 of which was in default. The vendor sold its accounts receivable of $1,042,000 to a third party, which sued the Company and settled the accounts payable and related legal costs and fees with the Company for the issuance of 15,538,882 common shares in aggregate.